Consolidated and Combined Balance Sheets (FY) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and equivalents	$ 1,043	$ 762	$ 0
Trade accounts receivable, less allowance for doubtful accounts of $36 as of December 31, 2023 and $34 as of December 31, 2022	803	826	816
Inventories	312	297	345
Prepaid expenses and other current assets	175	188	119
Total current assets	2,333	2,073	1,280
Property, plant and equipment, net	263	262	247	$ 260
Other long-term assets	416	398	343
Goodwill	2,490	2,533	2,476	2,502
Other intangible assets, net	401	427	479
Total assets	5,903	5,693	4,825	$ 4,840
Current liabilities:
Trade accounts payable	397	431	440
Accrued expenses and other liabilities	793	834	683
Total current liabilities	1,190	1,265	1,123
Other long-term liabilities	426	410	462
Long-term debt	2,615	2,629	0
Equity:
Preferred stock, $0.01 par value, as of December 31, 2023 and December 31, 2022, 15 million and 100 shares authorized, respectively; and 0 shares issued and outstanding as of both dates	0	0	0
Common stock - $0.01 par value, as of December 31, 2023 and December 31, 2022, 1.0 billion shares and 100 shares authorized, respectively; and 246.4 million shares and 100 shares issued and outstanding, respectively	2	2	0
Net Former Parent investment		0	4,189
Additional paid-in capital	2,150	2,157	0
Retained earnings	521	178	0
Accumulated other comprehensive loss	(1,007)	(954)	(954)
Total Veralto equity	1,666	1,383	3,235
Noncontrolling interests	6	6	5
Total equity	1,672	1,389	3,240
Total liabilities and equity	$ 5,903	$ 5,693	$ 4,825